Restatement of previously issued financial statements (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Loss for the period	$ (45,794)	$ (98,774)	$ (42,142)
Other comprehensive income (loss):
Cumulative translation adjustment	(12,370)	3,745	7,414
Comprehensive loss	(58,164)	(95,029)	(34,728)
Comprehensive income (loss) attributable to:
The Company	(58,164)		(34,728)
As previously reported
Loss for the period	(32,836)		(34,357)
Other comprehensive income (loss):
Cumulative translation adjustment	(12,370)		7,414
Comprehensive loss	(45,206)		(26,943)
Comprehensive income (loss) attributable to:
Joint venture partners	12,958		7,785
The Company	(58,164)		(34,728)
Correction
Loss for the period	(12,958)		(7,785)
Other comprehensive income (loss):
Comprehensive loss	(12,958)		(7,785)
Comprehensive income (loss) attributable to:
Joint venture partners	$ (12,958)		$ (7,785)